Financial instruments - financial and other risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 2,552,473	$ 2,910,315
Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	(16,596)	(23,539)
Secured bank loans [member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	8,800	12,600
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	7,800	9,500
Unsecured Senior Notes due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	53,750	53,750
Unsecured Senior Notes due 2020 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	100	500
Unsecured Senior Notes Due 2019 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding		500
Lease liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	569,974	0
Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	23,122	11,865
Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	41,452	22,972
Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,001,087	1,066,452
Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,317,709	1,420,381
Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	53,750	53,750
Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	57,500
Convertible Notes due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	145,000
Convertible Senior Notes Due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	203,500	203,500
Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	202,303	593,652
Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	12,293	12,285
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	78,174	69,718
Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	9,624	9,087
Level 1 of fair value hierarchy [member] | Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	23,122	11,865
Level 1 of fair value hierarchy [member] | Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	41,452	22,972
Level 1 of fair value hierarchy [member] | Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,317,709	1,420,381
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	54,562	52,584
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	58,029
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	202,303	593,652
Level 1 of fair value hierarchy [member] | Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,293	12,285
Level 1 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	78,174	69,718
Level 1 of fair value hierarchy [member] | Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,624	9,087
Level 2 of fair value hierarchy [member] | Lease liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	571,748	0
Level 2 of fair value hierarchy [member] | Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,001,087	1,066,452
Level 2 of fair value hierarchy [member] | Convertible Notes due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	140,267
Level 2 of fair value hierarchy [member] | Convertible Senior Notes Due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	250,305	163,842
Level 3 of fair value hierarchy [member] | Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350	4,350
Sale leaseback transaction, aggregate amount	13,100	13,100
Scorpio Pools [Member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	49,094	42,973
Scorpio Pools [Member] | Level 1 of fair value hierarchy [member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 49,094	$ 42,973